LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments in privately held companies	$ 6,780	$ 6,720
Severance-pay funds	1,672	2,076
Long-term investments, total	$ 8,452	$ 8,796